Offerings - Offering: 1	Sep. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	850,000
Proposed Maximum Offering Price per Unit	315.79
Maximum Aggregate Offering Price	$ 268,421,500
Amount of Registration Fee	$ 39,619.01
Offering Note
(1)
Represents the maximum number of shares of common stock, par value $0.01 per share (“Common Shares”), of CSW Industrials, Inc. (the “Registrant”) issuable pursuant to the CSW Industrials, Inc. 2024 Equity and Incentive Compensation Plan (the “Plan”) being registered herein.

(2)
Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the Plan.

(3)
Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act, based upon the average high and low price of the Common Shares as reported by Nasdaq on September 11, 2024.